Income Taxes (The Consist of Deferred Income Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	$ 735	$ 4,502
Deferred tax assets, Non-current	2,930	4,943
Valuation allowance, Current	(2,741)	(2,747)
Valuation allowance, Non-current	(10,353)	(3,175)
Deferred tax liabilities, Current	(1,040)	(655)
Deferred tax liabilities, Non-current	(3,055)	(8,790)
Deferred tax assets (liabilities), Current	(305)	3,847
Deferred tax assets (liabilities), Noncurrent	(430)	(3,847)
Federal [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	2,699	6,329
Deferred tax assets, Non-current	11,857	7,230
Deferred tax liabilities, Current	(805)	(477)
Deferred tax liabilities, Non-current	(2,103)	(6,615)
State [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	777	886
Deferred tax assets, Non-current	1,426	868
Deferred tax liabilities, Current	(219)	(124)
Deferred tax liabilities, Non-current	(538)	(1,697)
Foreign [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets, Current	0	34
Deferred tax assets, Non-current	0	20
Deferred tax liabilities, Current	(16)	(54)
Deferred tax liabilities, Non-current	$ (414)	$ (478)